Property Plant and Equipment - Summary of Depreciation Charged to Consolidated Income Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 82	¥ 90	¥ 99
Cost of Revenues [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	37	46	66
General and Administrative Expenses [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation charged	¥ 45	¥ 44	¥ 33